Non-controlling Interest - Summarized Statement of Balance Sheets (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Minority Interest [Line Items]
Current assets	$ 28,221,601		$ 37,388,013			$ 89,527,517
Current liabilities	29,855,094		30,316,694			34,809,438
Total equity	15,923,853	$ 15,596,395	60,837,599	$ 94,850,120	$ 110,284,472	137,545,309	$ 102,962,406
Equity holders of the Company	13,597,716		48,115,522			115,367,753
Non-controlling interest			12,722,077			22,177,556
Sprout
Minority Interest [Line Items]
Current assets	13,911,380		12,260,375			11,338,209
Non-current assets	28,184,381		39,000,367			51,263,341
Current liabilities	8,010,791		5,991,483			6,125,690
Non-current liabilities	34,454,862		25,362,259			12,031,860
Total equity	(369,892)		19,907,000			44,444,000
Equity holders of the Company	(2,696,029)		7,184,923			22,266,444
Non-controlling interest	$ 2,326,137		$ 12,722,077			$ 22,177,556